Annual Operating Expenses {- Fidelity Environmental Bond Fund} - 08.31 Fidelity Environmental Bond Fund Retail Pro-02 - Fidelity Environmental Bond Fund - Fidelity Environmental Bond Fund-Retail Class	Oct. 30, 2021
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%	[1]
Total annual operating expenses	0.45%

[1]	(a)Based on estimated amounts for the current fiscal year.